UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                       811-5719

Dreyfus Stock Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2009 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--9.1%
Abercrombie & Fitch, Cl. A	15,999 a	526,047
Amazon.com	60,528 a,b	5,650,894
Apollo Group, Cl. A	22,772 a,b	1,677,613
AutoNation	19,779 a,b	357,604
AutoZone	6,016 b	879,659
Bed Bath & Beyond	47,779 b	1,793,624
Best Buy	61,906 a	2,322,713
Big Lots	15,016 a,b	375,700
Black & Decker	10,958	507,246
Carnival	80,161	2,667,758
CBS, Cl. B	124,743	1,503,153
Coach	58,027	1,910,249
Comcast, Cl. A	526,083	8,885,542
D.R. Horton	50,520 a	576,433
Darden Restaurants	25,787	880,110
DeVry	11,339	627,273
DIRECTV Group	82,011 a,b	2,261,863
Eastman Kodak	53,166 a	254,133
Expedia	38,387 a,b	919,369
Family Dollar Stores	25,606	675,998
Ford Motor	582,553 b	4,200,207
Fortune Brands	27,474	1,180,833
GameStop, Cl. A	29,989 a,b	793,809
Gannett	41,863 a	523,706
Gap	86,189	1,844,445
Genuine Parts	29,700 a	1,130,382
Goodyear Tire & Rubber	44,220 b	753,067
H & R Block	62,245	1,144,063
Harley-Davidson	43,174 a	993,002
Harman International Industries	10,731	363,566
Hasbro	23,016	638,694
Home Depot	311,560	8,299,958
International Game Technology	54,054 a	1,161,080
Interpublic Group of Cos.	87,359 a,b	656,940
J.C. Penney	40,663 a	1,372,376
Johnson Controls	108,923	2,784,072
KB Home	13,815 a	229,467
Kohl's	55,907 a,b	3,189,494

Leggett & Platt	29,538 a	573,037
Lennar, Cl. A	25,881 a	368,804
Limited Brands	48,709	827,566
Lowe's Cos.	268,768	5,628,002
Macy's	77,119	1,410,507
Marriott International, Cl. A	47,300 a	1,305,007
Mattel	66,174	1,221,572
McDonald's	199,095	11,362,352
McGraw-Hill	58,308	1,465,863
Meredith	6,675 a	199,850
New York Times, Cl. A	21,315 a	173,078
Newell Rubbermaid	50,825	797,444
News, Cl. A	413,005	4,951,930
NIKE, Cl. B	70,919	4,588,459
Nordstrom	29,298 a	894,761
O'Reilly Automotive	24,885 b	899,344
Office Depot	50,481 b	334,184
Omnicom Group	57,323	2,117,512
Polo Ralph Lauren	10,457 a	801,215
Pulte Homes	61,274 a	673,401
RadioShack	24,152	400,199
Scripps Networks Interactive, Cl. A	16,512	610,118
Sears Holdings	9,335 a,b	609,669
Sherwin-Williams	18,105 a	1,089,197
Snap-On	10,492 a	364,702
Stanley Works	14,411 a	615,206
Staples	130,370	3,027,191
Starbucks	133,965 b	2,766,377
Starwood Hotels & Resorts Worldwide	34,325 a	1,133,755
Target	137,162	6,402,722
Tiffany & Co.	22,775 a	877,521
Time Warner	216,291	6,224,855
Time Warner Cable	64,557	2,781,761
TJX Cos.	76,980	2,859,807
VF	15,938	1,154,389
Viacom, Cl. B	110,711 b	3,104,336
Walt Disney	340,817	9,358,835
Washington Post, Cl. B	1,091	510,675
Whirlpool	13,762 a	962,790
Wyndham Worldwide	32,570	531,542
Wynn Resorts	11,228 a,b	795,953
Yum! Brands	86,122	2,907,479
		156,195,109

Consumer Staples--11.5%
Altria Group	377,878	6,730,007
Archer-Daniels-Midland	118,253	3,455,353
Avon Products	78,033	2,650,001
Brown-Forman, Cl. B	18,022 a	869,021
Campbell Soup	35,818	1,168,383
Clorox	25,320	1,489,322
Coca-Cola	422,772	22,702,856
Coca-Cola Enterprises	58,123	1,244,413
Colgate-Palmolive	91,474	6,977,637
ConAgra Foods	80,650	1,748,492
Constellation Brands, Cl. A	35,526 b	538,219
Costco Wholesale	79,748 a	4,502,572
CVS Caremark	263,289	9,409,949
Dean Foods	32,317 b	574,919
Dr. Pepper Snapple Group	46,559 b	1,338,571
Estee Lauder, Cl. A	21,073 a	781,387
General Mills	59,834	3,852,113
H.J. Heinz	57,306 a	2,277,914
Hershey	30,444	1,183,054
Hormel Foods	12,839	456,041
J.M. Smucker	21,640	1,147,136
Kellogg	45,929	2,261,085
Kimberly-Clark	76,246	4,496,989
Kraft Foods, Cl. A	270,530	7,106,823
Kroger	120,155	2,479,999
Lorillard	30,129	2,238,585
McCormick & Co.	23,637 a	802,240
Molson Coors Brewing, Cl. B	27,685	1,347,706
Pepsi Bottling Group	25,062	913,259
PepsiCo	284,201	16,671,231
Philip Morris International	352,904	17,200,541
Procter & Gamble	532,494	30,842,052
Reynolds American	31,174 a	1,387,866
Safeway	75,982	1,498,365
Sara Lee	129,633	1,444,112
SUPERVALU	39,013	587,536
SYSCO	107,819	2,679,302
Tyson Foods, Cl. A	54,970	694,271
Wal-Mart Stores	394,017	19,342,295
Walgreen	181,618 a	6,805,226
Whole Foods Market	25,751 a,b	785,148
		196,681,991
Energy--11.6%
Anadarko Petroleum	90,087	5,651,157

Apache	61,361	5,634,781
Baker Hughes	56,494 a	2,410,034
BJ Services	53,954 a	1,048,326
Cabot Oil & Gas	18,986 a	678,749
Cameron International	39,880 b	1,508,262
Chesapeake Energy	115,384	3,276,906
Chevron	365,867	25,768,013
ConocoPhillips	270,526	12,216,954
Consol Energy	33,668	1,518,763
Denbury Resources	45,838 b	693,529
Devon Energy	81,015	5,454,740
Diamond Offshore Drilling	12,781 a	1,220,841
El Paso	128,655	1,327,720
ENSCO International	26,332	1,120,163
EOG Resources	45,660	3,813,067
Exxon Mobil	876,722	60,151,896
FMC Technologies	23,150 a,b	1,209,356
Halliburton	164,323	4,456,440
Hess	51,860	2,772,436
Marathon Oil	129,419	4,128,466
Massey Energy	15,526 a	433,020
Murphy Oil	34,939	2,011,438
Nabors Industries	51,365 b	1,073,528
National Oilwell Varco	76,550 b	3,301,602
Noble Energy	31,721	2,092,317
Occidental Petroleum	147,910	11,596,144
Peabody Energy	49,932	1,858,469
Pioneer Natural Resources	21,625 a	784,771
Range Resources	28,446	1,404,095
Rowan	20,761 a	478,956
Schlumberger	218,519	13,023,732
Smith International	39,615 a	1,136,951
Southwestern Energy	62,976 b	2,687,816
Spectra Energy	118,596	2,246,208
Sunoco	21,411	609,143
Tesoro	25,276 a	378,634
Valero Energy	102,470	1,986,893
Williams Cos.	105,642	1,887,823
XTO Energy	106,075	4,383,019
		199,435,158
Financial--15.1%
Aflac	85,857	3,669,528
Allstate	99,410	3,043,934
American Express	218,107	7,393,827
American International Group	24,660 a,b	1,087,753

Ameriprise Financial	46,921	1,704,640
AON	49,687	2,021,764
Apartment Investment & Management, Cl. A
	20,488 a	302,198
Assurant	21,800	698,908
AvalonBay Communities	14,590 a	1,061,131
Bank of America	1,578,313	26,705,056
Bank of New York Mellon	219,382	6,359,884
BB & T	125,032	3,405,872
Boston Properties	25,084	1,644,256
Capital One Financial	82,459 a	2,946,260
CB Richard Ellis Group, Cl. A	40,273 a,b	472,805
Charles Schwab	171,083	3,276,239
Chubb	64,337	3,243,228
Cincinnati Financial	29,741	772,969
Citigroup	2,349,893	11,373,482
CME Group	12,118 a	3,734,646
Comerica	27,612	819,248
Discover Financial Services	96,507	1,566,309
E*TRADE FINANCIAL	158,589 b	277,531
Equity Residential	49,656 a	1,524,439
Federated Investors, Cl. B	16,078 a	423,977
Fifth Third Bancorp	143,761 a	1,456,299
First Horizon National	39,958 a,b	528,650
Franklin Resources	27,312	2,747,587
Genworth Financial, Cl. A	79,445	949,368
Goldman Sachs Group	93,426	17,223,083
Hartford Financial Services Group	70,618	1,871,377
HCP	49,840 a	1,432,402
Health Care REIT	21,499 a	894,788
Host Hotels & Resorts	109,780	1,292,111
Hudson City Bancorp	87,684	1,153,045
Huntington Bancshares	98,304	463,012
IntercontinentalExchange	13,332 b	1,295,737
Invesco	75,412	1,716,377
Janus Capital Group	29,224	414,396
JPMorgan Chase & Co.	717,421	31,437,388
KeyCorp	155,823	1,012,850
Kimco Realty	67,351 a	878,257
Legg Mason	26,022 a	807,463
Leucadia National	32,434 a,b	801,768
Lincoln National	54,081 a	1,401,239
Loews	66,468	2,276,529
M & T Bank	14,160 a	882,451
Marsh & McLennan Cos.	94,046	2,325,758

Marshall & Ilsley	63,919 a	515,826
MBIA	36,066 a,b	279,872
MetLife	149,344	5,685,526
Moody's	36,271 a	742,105
Morgan Stanley	248,148	7,662,810
Nasdaq OMX Group	24,898 b	524,103
Northern Trust	44,123	2,566,194
NYSE Euronext	48,806	1,410,005
People's United Financial	63,616	989,865
Plum Creek Timber	29,702 a	910,069
PNC Financial Services Group	84,350	4,098,567
Principal Financial Group	57,130	1,564,791
Progressive	123,851 b	2,053,450
ProLogis	77,213 a	920,379
Prudential Financial	83,969	4,190,893
Public Storage	24,551 a	1,847,217
Regions Financial	201,337 a	1,250,303
Simon Property Group	50,846	3,530,209
SLM	85,695 a,b	747,260
State Street	90,722	4,771,977
SunTrust Banks	90,433	2,039,264
T. Rowe Price Group	47,519 a	2,171,618
Torchmark	16,042 a	696,704
Travelers Cos.	104,463	5,142,713
U.S. Bancorp	348,709	7,622,779
Unum Group	61,127	1,310,563
Ventas	28,659 a	1,103,372
Vornado Realty Trust	29,150	1,877,573
Wells Fargo & Co.	852,243	24,016,208
XL Capital, Cl. A	56,948	994,312
Zions Bancorporation	20,990 a	377,190
		258,405,536
Health Care--13.0%
Abbott Laboratories	282,021	13,951,579
Aetna	79,631	2,216,131
Allergan	56,399	3,201,207
AmerisourceBergen	54,997	1,230,833
Amgen	185,254 b	11,157,848
Baxter International	109,953	6,268,420
Becton, Dickinson & Co.	43,672	3,046,122
Biogen Idec	53,164 b	2,685,845
Boston Scientific	275,262 b	2,915,025
Bristol-Myers Squibb	363,151	8,178,160
C.R. Bard	18,242	1,434,004
Cardinal Health	65,908	1,766,334

CareFusion	32,954 b	718,397
Celgene	84,269 b	4,710,637
Cephalon	13,524 a,b	787,638
CIGNA	50,468	1,417,646
Coventry Health Care	27,143 b	541,774
DaVita	19,134 b	1,083,750
Dentsply International	27,242 a	940,939
Eli Lilly & Co.	184,462	6,092,780
Express Scripts	49,636 b	3,850,761
Forest Laboratories	55,979 b	1,648,022
Genzyme	49,750 b	2,822,318
Gilead Sciences	164,965 b	7,684,070
Hospira	29,221 b	1,303,257
Humana	31,024 b	1,157,195
IMS Health	33,406	512,782
Intuitive Surgical	6,920 a,b	1,814,770
Johnson & Johnson	502,744	30,612,082
King Pharmaceuticals	45,163 b	486,406
Laboratory Corp. of America Holdings	19,926 a,b	1,309,138
Life Technologies	31,609 b	1,471,399
McKesson	49,003	2,918,129
Medco Health Solutions	87,045 b	4,814,459
Medtronic	203,110	7,474,448
Merck & Co.	384,721 a	12,168,725
Millipore	10,071 b	708,293
Mylan	55,836 a,b	893,934
Patterson Cos.	16,747 a,b	456,356
PerkinElmer	21,977	422,837
Pfizer	1,231,248	20,377,154
Quest Diagnostics	27,689	1,445,089
Schering-Plough	298,226	8,424,885
St. Jude Medical	62,650 b	2,443,977
Stryker	50,684	2,302,574
Tenet Healthcare	76,071 b	447,297
Thermo Fisher Scientific	75,041 b	3,277,040
UnitedHealth Group	213,728	5,351,749
Varian Medical Systems	22,858 a,b	963,008
Waters	18,169 b	1,014,920
Watson Pharmaceuticals	19,168 a,b	702,316
WellPoint	87,320 b	4,135,475
Wyeth	244,625	11,883,883
Zimmer Holdings	39,652 b	2,119,399
		223,763,216
Industrial--10.1%

3M	127,600	9,416,880
Avery Dennison	19,496	702,051
Boeing	132,523	7,176,120
Burlington Northern Santa Fe	47,764	3,813,000
C.H. Robinson Worldwide	31,166	1,799,836
Caterpillar	111,699 a	5,733,510
Cintas	24,270 a	735,624
CSX	71,518	2,993,743
Cummins	37,195	1,666,708
Danaher	46,788	3,149,768
Deere & Co.	77,158 a	3,311,621
Dover	34,450	1,335,282
Dun & Bradstreet	9,888	744,764
Eaton	30,474	1,724,524
Emerson Electric	138,340	5,544,667
Equifax	23,587 a	687,325
Expeditors International
Washington	39,105	1,374,541
Fastenal	23,698 a	917,113
FedEx	57,039	4,290,474
Flowserve	10,559	1,040,484
Fluor	32,816	1,668,694
General Dynamics	70,699	4,567,155
General Electric	1,938,659	31,832,781
Goodrich	22,973	1,248,353
Honeywell International	135,560	5,036,054
Illinois Tool Works	70,777	3,022,886
Iron Mountain	33,055 a,b	881,246
ITT	33,305 a	1,736,856
Jacobs Engineering Group	22,428 a,b	1,030,567
L-3 Communications Holdings	21,267	1,708,165
Lockheed Martin	58,899	4,598,834
Masco	66,015	852,914
Monster Worldwide	22,746 a,b	397,600
Norfolk Southern	67,068	2,891,301
Northrop Grumman	58,539 a	3,029,393
Paccar	66,622 a	2,512,316
Pall	21,996	710,031
Parker Hannifin	29,751	1,542,292
Pitney Bowes	38,134	947,630
Precision Castparts	25,559	2,603,695
Quanta Services	35,843 a,b	793,206
R.R. Donnelley & Sons	38,548	819,530
Raytheon	71,036	3,407,597
Republic Services	58,814	1,562,688

Robert Half International	28,682 a	717,624
Rockwell Automation	26,784	1,140,998
Rockwell Collins	29,265	1,486,662
Ryder System	10,316	402,943
Southwest Airlines	134,563	1,291,805
Stericycle	15,657 b	758,582
Textron	45,512 a	863,818
Union Pacific	92,001	5,368,258
United Parcel Service, Cl. B	181,419	10,244,731
United Technologies	171,717	10,462,717
W.W. Grainger	11,913 a	1,064,546
Waste Management	89,933	2,681,802
		174,044,305
Information Technology--18.5%
Adobe Systems	97,366 b	3,216,973
Advanced Micro Devices	102,306 a,b	579,052
Affiliated Computer Services, Cl. A	17,865 b	967,747
Agilent Technologies	62,959 b	1,752,149
Akamai Technologies	30,951 b	609,116
Altera	55,218 a	1,132,521
Amphenol, Cl. A	32,373	1,219,815
Analog Devices	53,315	1,470,428
Apple	163,424 b	30,293,907
Applied Materials	246,216	3,299,294
Autodesk	41,210 b	980,798
Automatic Data Processing	91,608	3,600,194
BMC Software	34,903 b	1,309,910
Broadcom, Cl. A	78,706 b	2,415,487
CA	72,267	1,589,151
Ciena	16,591 a,b	270,101
Cisco Systems	1,052,237 b	24,769,659
Citrix Systems	33,517 b	1,314,872
Cognizant Technology Solutions, Cl. A	53,458 b	2,066,686
Computer Sciences	27,804 b	1,465,549
Compuware	46,873 b	343,579
Convergys	22,341 b	222,070
Corning	285,354	4,368,770
Dell	313,953 b	4,790,923
eBay	204,325 b	4,824,113
Electronic Arts	58,410 b	1,112,711
EMC	368,882 b	6,285,749
Fidelity National Information Services	34,789 a	887,467

Fiserv	28,510 b	1,374,182
FLIR Systems	25,368 a,b	709,543
Google, Cl. A	43,892 b	21,763,848
Harris	24,641	926,502
Hewlett-Packard	432,555	20,420,922
Intel	1,021,245	19,985,765
International Business Machines	239,145	28,604,133
Intuit	58,867 b	1,677,710
Jabil Circuit	33,640	451,112
JDS Uniphase	39,220 b	278,854
Juniper Networks	97,406 a,b	2,631,910
KLA-Tencor	31,818	1,140,993
Lexmark International, Cl. A	14,547 a,b	313,342
Linear Technology	40,627 a	1,122,524
LSI	117,975 a,b	647,683
MasterCard, Cl. A	16,917 a	3,419,772
McAfee	28,055 b	1,228,528
MEMC Electronic Materials	41,452 b	689,347
Microchip Technology	33,849 a	896,999
Micron Technology	154,897 a,b	1,270,155
Microsoft	1,414,253	36,615,010
Molex	26,189	546,826
Motorola	415,429	3,568,535
National Semiconductor	35,780	510,581
NetApp	59,997 b	1,600,720
Novell	63,307 b	285,515
Novellus Systems	18,216 b	382,172
NVIDIA	102,286 b	1,537,359
Oracle	712,315	14,844,645
Paychex	58,845 a	1,709,447
QLogic	24,182 b	415,930
QUALCOMM	303,256	13,640,455
Red Hat	34,723 b	959,744
Salesforce.com	19,110 a,b	1,087,932
SanDisk	41,269 b	895,537
Sun Microsystems	138,210 b	1,256,329
Symantec	148,590 b	2,447,277
Tellabs	72,927 b	504,655
Teradata	32,808 b	902,876
Teradyne	30,940 b	286,195
Texas Instruments	231,440	5,482,814
Total System Services	36,254	584,052
VeriSign	35,456 a,b	839,953
Western Digital	40,923 b	1,494,917
Western Union	129,237	2,445,164

Xerox	160,123	1,239,352
Xilinx	50,734	1,188,190
Yahoo!	217,618 b	3,875,777
		317,860,574
Materials--3.5%
Air Products & Chemicals	38,838	3,013,052
Airgas	15,013	726,179
AK Steel Holding	20,641	407,247
Alcoa	174,988 a	2,295,843
Allegheny Technologies	18,406	644,026
Ball	17,810	876,252
Bemis	18,200	471,562
CF Industries Holdings	8,840	762,273
Dow Chemical	210,156	5,478,767
E.I. du Pont de Nemours & Co.	165,460	5,317,884
Eastman Chemical	14,045	751,969
Ecolab	41,492	1,918,175
FMC	12,805	720,281
Freeport-McMoRan Copper & Gold	75,651 a	5,190,415
International Flavors & Fragrances	14,414	546,723
International Paper	78,417	1,743,210
MeadWestvaco	31,288	698,035
Monsanto	99,591	7,708,343
Newmont Mining	89,058	3,920,333
Nucor	58,064	2,729,589
Owens-Illinois	30,624 b	1,130,026
Pactiv	24,016 b	625,617
PPG Industries	30,069	1,750,316
Praxair	55,969	4,572,108
Sealed Air	28,963	568,544
Sigma-Aldrich	23,127	1,248,395
Titanium Metals	15,630 a	149,892
United States Steel	26,114 a	1,158,678
Vulcan Materials	22,298 a	1,205,653
Weyerhaeuser	38,717	1,418,978
		59,748,365
Telecommunication Services--3.2%
American Tower, Cl. A	72,269 b	2,630,592
AT & T	1,076,339	29,071,916
CenturyTel	54,629 a	1,835,534
Frontier Communications	58,045	437,659
Metropcs Communications	46,563 a,b	435,830
Qwest Communications International	272,435 a	1,037,977
Sprint Nextel	523,389 b	2,067,387
Verizon Communications	518,214	15,686,338

Windstream	80,646	816,944
		54,020,177
Utilities--3.7%
AES	123,492 b	1,830,151
Allegheny Energy	30,971	821,351
Ameren	38,552	974,595
American Electric Power	85,859	2,660,770
CenterPoint Energy	62,678	779,088
CMS Energy	41,316 a	553,634
Consolidated Edison	50,141	2,052,773
Constellation Energy Group	36,668	1,186,943
Dominion Resources	108,399	3,739,766
DTE Energy	29,899	1,050,651
Duke Energy	236,260	3,718,732
Dynergy, Cl. A	92,762 a,b	236,543
Edison International	59,809	2,008,386
Entergy	36,024	2,876,877
EQT	23,990	1,021,974
Exelon	120,236	5,966,110
FirstEnergy	55,918	2,556,571
FPL Group	74,956	4,139,820
Integrys Energy	14,023 a	503,285
Nicor	8,255	302,050
NiSource	50,339	699,209
Northeast Utilities	31,697	752,487
Pepco Holdings	39,586	589,040
PG & E	67,438 a	2,730,565
Pinnacle West Capital	18,471 a	606,218
PPL	68,705	2,084,510
Progress Energy	50,793	1,983,975
Public Service Enterprise Group	93,336	2,934,484
Questar	31,762	1,192,981
SCANA	21,521	751,083
Sempra Energy	45,184	2,250,615
Southern	142,450	4,511,392
TECO Energy	38,997 a	549,078
Wisconsin Energy	21,460	969,348
Xcel Energy	81,731	1,572,504
		63,157,559
Total Common Stocks
(cost $1,445,420,190)		1,703,311,990
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.13%, 12/17/09

(cost $1,264,659)	1,265,000 [c]	1,264,805

Other Investment--.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,962,000)	9,962,000 [d]	9,962,000

Investment of Cash Collateral for
Securities Loaned--7.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $126,574,547)	126,574,547 [d]	126,574,547

Total Investments (cost $1,583,221,396)	107.3%	1,841,113,342
Liabilities, Less Cash and Receivables	(7.3%)	(125,760,825)
Net Assets	100.0%	1,715,352,517

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $123,031,456 and the total market value of the collateral held by the fund is $126,574,547.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,583,221,396.

Net unrealized appreciation on investments was $257,891,946 of which $551,986,194 related to appreciated investment securities and $294,094,248 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES September 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2009 ($)
Financial Futures Long
Standard & Poor's 500 E-Mini	251	13,213,895	December 2009	101,981

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,703,311,990	-	-	1,703,311,990
U.S. Treasury Securities	-	1,264,805	-	1,264,805
Mutual Funds	136,536,547	-	-	136,536,547
Other Financial Instruments++	101,981	-	-	101,981
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at September 30, 2009 are set forth in the Statement of Financial Futures.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)